Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

(in thousands of $)	Acquired R&D available for use	Acquired In- Process R&D	Other Intangibles1)	Total
Cost

On January 1, 2023	$—	$70,180	$106,340	$176,520
Additions	56,000	—	—	56,000
Disposals	—	—	(102,000)	(102,000)
Reclassification	52,931	(52,931)	—	—
On December 31, 2023	108,931	$17,249	$4,340	$130,520
Additions	36,500	30,000	—	66,500
On December 31, 2024	145,431	$47,249	$4,340	$197,020
Additions	55,000	37,727	12,788	105,515
Reclassification	(7,500)	—	7,500	—
On December 31, 2025	$192,931	$84,976	$24,628	$302,535

Amortization and impairment

On January 1, 2023	$—	$—	$(1,618)	$(1,618)
Amortization	(3,392)	—	(102,282)	(105,674)
Disposals	—	—	102,000	102,000
On December 31, 2023	(3,392)	$—	$(1,900)	$(5,292)
Amortization	(10,069)	—	(213)	(10,282)
On December 31, 2024	(13,461)	$—	$(2,113)	$(15,574)
Amortization	(10,408)	—	(4,450)	(14,858)
Reclassification	1,154	—	(1,154)	—
On December 31, 2025	$(22,715)	$—	$(7,717)	$(30,432)

Carrying Amount

On December 31, 2023	$105,539	$17,249	$2,440	$125,228
On December 31, 2024	131,970	47,249	2,227	181,445
On December 31, 2025	$170,216	$84,976	$16,911	$272,103
1)Comparative figures have been aligned to the presentation adopted in the current year.